Segment Information (Identifiable Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	$ 1,255,790	$ 1,056,203	$ 768,892
Eliminations/Adjustments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	(170,859)	(135,884)	(18,780)
North America [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	1,028,047	855,896	678,778
Europe [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	$ 398,602	$ 336,191	$ 108,894